BUSINESS ACQUISITION (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 13,875	$ 30,320	$ 37,112
Business Acquisition [Member] | Fair value net assets [Member]
Cash	44,313	44,275
Payables	(396)
Other current liabilities	(1,509)	(1,509)
Net assets	$ 42,408	$ 42,766